Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment
	Property	Plant and Machinery	Office Equipment	Right-of- use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2019	386	1,039	421	—	1,846
Additions	6	253	167	152	578
Impact of IFRS 16	—	—	—	874	874
Acquired Assets	—	276	—	924	1,200
Disposals	—	(114)	(32)	—	(146)
Foreign exchange movement	(9)	(22)	(9)	50	10
At December 31, 2019	383	1,432	547	2,000	4,362
Additions	38	527	938	4,420	5,923
Disposals	—	—	(372)	(378)	(750)
Foreign exchange movement	38	93	165	140	436
At December 31, 2020	459	2,052	1,278	6,182	9,971

Accumulated amortization	—
At January 1, 2019	269	319	160	—	748
Depreciation charge	90	162	64	382	698
Depreciation charge on disposals	—	(71)	(32)	—	(103)
Foreign exchange movement	(6)	(6)	(5)	—	(17)
At December 31, 2019	353	404	187	382	1,326
Depreciation charge	15	134	209	939	1,297
Depreciation charge on disposals	—	—	(239)	(129)	(368)
Foreign exchange movement	35	37	11	59	142
At December 31, 2020	403	575	168	1,251	2,397

Net book value
At December 31, 2019	30	1,028	360	1,618	3,036
At December 31, 2020	56	1,477	1,110	4,931	7,574